Adoption of New IFRS Pronouncements - Additional Information (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Adoption Of New IFRS Pronouncements [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.97%	4.97%
Right-of-use assets	$ 762		$ 280	$ 504
IFRS 16 adoption (Note 33(a))	672		680	338
Lease liabilities from finance leases previously recorded in debt			338	338
Equity	22,074			23,018
Retained earnings
Adoption Of New IFRS Pronouncements [Line Items]
Equity	$ 14,447			$ 15,495	$ 12,796
IFRS 16
Adoption Of New IFRS Pronouncements [Line Items]
IFRS 16 adoption (Note 33(a))			$ 342
IFRS 16 | Retained earnings
Adoption Of New IFRS Pronouncements [Line Items]
Equity		$ 43